Recapitalization (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2022 shares	May 14, 2025 shares
Recapitalization [Line Items]
Net proceeds from transaction cost (in Dollars) | $	$ 17,555	$ 17,555
Earnout shares		0
Warrants issued	562,137			2,461,538
Holdback shares	4,000	450,000
Public Warrants [Member]
Recapitalization [Line Items]
Shares issued			123,500
Warrants issued		123,500	123,500
Private Placement Warrants [Member]
Recapitalization [Line Items]
Shares issued			108,100
Warrants issued			108,100
HBC Earnout Arrangement [Member]
Recapitalization [Line Items]
Shares issued	450,000
Stock price (in Dollars per share) | $ / shares		$ 226.5
Risk free rate		3.98%
Volatility		85.00%
Dividends yield		0.00%
Duration		4 years
Earnout shares
HBC Holdback Shares [Member]
Recapitalization [Line Items]
Shares issued		4,000
Shares not issued		4,000
Warrants issued	4,000
HBC Shareholders [Member]
Recapitalization [Line Items]
Shares issued	450,000	450,000
Stock Price [Member]
Recapitalization [Line Items]
Earnout measurement input	226.5
Risk Free Rate [Member]
Recapitalization [Line Items]
Earnout measurement input	3.98
Volatility [Member]
Recapitalization [Line Items]
Earnout measurement input	85
Dividends Yield [Member]
Recapitalization [Line Items]
Earnout measurement input	0
Duration [Member]
Recapitalization [Line Items]
Earnout measurement input	4